Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

May 9, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Met Investors Series Trust (the “Trust”)
SEC File Nos. 333-48456, 811-10183
CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed for filing electronically is the interactive data file that mirrors the risk/return summary information in the final form of the prospectus dated April 23, 2012 for the Invesco Balanced-Risk Allocation Portfolio, a series of the Trust, which was filed pursuant Rule 497(c) on April 20, 2012.

If you have any questions please call me at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.